SEGMENTED INFORMATION - Revenue Concentration (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEGMENTED INFORMATION
Revenue Concentration	100.00%	100.00%
Mining
SEGMENTED INFORMATION
Revenue Concentration	22.00%	53.00%
Closed mines services
SEGMENTED INFORMATION
Revenue Concentration	78.00%	47.00%